Annual Total Returns[BarChart] - Health Care - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.14%	20.77%	42.54%	20.36%	2.98%	(11.71%)	15.46%	0.46%	32.00%	14.45%